Offerings	Jul. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, with no par value, issuable under the Bending Spoons S.p.A. 2022 Share Option Regulations for the Employees of Bending Spoons S.p.A.
Amount Registered | shares	1,782,380
Proposed Maximum Offering Price per Unit	0.32
Maximum Aggregate Offering Price	$ 570,361.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 78.77
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement (the "Registration Statement") shall also cover any additional shares of ordinary shares of Bending Spoons S.p.A. (the "Registrant"), no par value (the "ordinary shares") that become issuable under [the above-named plans], by reason of any share dividend, share split, recapitalization, or other similar transaction effected without receipt of consideration that results in an increase to the number of outstanding shares of common shares, as applicable. (b) Represents 1,782,380 shares of Bending Spoons S.p.A. ordinary shares issuable under the 2022 Share Option Regulations for the Employees of Bending Spoons S.p.A.as of the date of this Registration Statement. (c) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, based upon the weighted-average exercise price of the outstanding options or warrants registered under this line item, where such options or warrants were granted at multiple exercise prices across different tranches or grant dates, which is $0.32 per share.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, with no par value, issuable under the Bending Spoons S.p.A. 2024 Share Option Regulations for the Employees of Bending Spoons Holdings S.p.A.
Amount Registered | shares	1,525,195
Proposed Maximum Offering Price per Unit	0.26
Maximum Aggregate Offering Price	$ 396,550.70
Fee Rate	0.01381%
Amount of Registration Fee	$ 54.76
Offering Note	(a) See note 1(a) above. (b) Represents 1,525,195 shares of Bending Spoons S.p.A. ordinary shares issuable under the 2024 Share Option Regulations for the Employees of Bending Spoons Holdings S.p.A. as of the date of this Registration Statement. (c) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, based upon the weighted-average exercise price of the outstanding options or warrants registered under this line item, where such options or warrants were granted at multiple exercise prices across different tranches or grant dates, which is $0.26 per share.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, with no par value, issuable under the Bending Spoons S.p.A. 2024 Share Option Regulations for the Directors, Consultants, Collaborators, and Vendors of Bending Spoons Holdings S.p.A.
Amount Registered | shares	26,060
Proposed Maximum Offering Price per Unit	0.35
Maximum Aggregate Offering Price	$ 9,121.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1.26
Offering Note	(a) See note 1(a) above. (b) Represents 26,060 shares of Bending Spoons S.p.A. ordinary shares issuable under the 2024 Share Option Regulations for the Directors, Consultants, Collaborators, and Vendors of Bending Spoons Holdings S.p.A. as of the date of this Registration Statement. (c) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, based upon the weighted-average exercise price of the outstanding options or warrants registered under this line item, where such options or warrants were granted at multiple exercise prices across different tranches or grant dates, which is $0.35 per share.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, with no par value, issuable under the Bending Spoons S.p.A. 2024 Share Option Regulations for the Employees of Bending Spoons Operations S.p.A. with U.K. Sub-Plan
Amount Registered | shares	13,053,650
Proposed Maximum Offering Price per Unit	0.28
Maximum Aggregate Offering Price	$ 3,655,022.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 504.76
Offering Note	(a) See note 1(a) above. (b) Represents 13,053,650 shares of Bending Spoons S.p.A. ordinary shares reserved for issuance under the 2024 Share Option Regulations for the Employees of Bending Spoons Operations S.p.A. with U.K. Sub-Plan as of the date of this Registration Statement. (c) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, based upon the weighted-average exercise price of the outstanding options or warrants registered under this line item, where such options or warrants were granted at multiple exercise prices across different tranches or grant dates, which is $0.28 per share.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, with no par value, issuable under the Bending Spoons S.p.A. 2024 Share Option Regulations for the Directors, Consultants, Collaborators, and Vendors of Bending Spoons Operations S.p.A.
Amount Registered | shares	369,990
Proposed Maximum Offering Price per Unit	0.59
Maximum Aggregate Offering Price	$ 218,294.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 30.15
Offering Note	(a) See note 1(a) above. (b) Represents 369,990 shares of Bending Spoons S.p.A. ordinary shares issuable under the 2024 Share Option Regulations for Directors, Consultants, Collaborators, and Vendors of Bending Spoons Operations S.p.A. as of the date of this Registration Statement. (c) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, based upon the weighted-average exercise price of the outstanding options or warrants registered under this line item, where such options or warrants were granted at multiple exercise prices across different tranches or grant dates, which is $0.59 per share.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, with no par value, issuable under the Bending Spoons S.p.A. 2024 Share Option Regulations for the Directors, Consultants, Collaborators, and Vendors of Bending Spoons Operations S.p.A. with Addendum for U.S. Beneficiaries
Amount Registered | shares	1,174,155
Proposed Maximum Offering Price per Unit	0.69
Maximum Aggregate Offering Price	$ 810,166.95
Fee Rate	0.01381%
Amount of Registration Fee	$ 111.88
Offering Note	(a) See note 1(a) above. (b) Represents 1,174,155 shares of Bending Spoons S.p.A. ordinary shares issuable under the 2024 Share Option Regulations for the Directors, Consultants, Collaborators, and Vendors of Bending Spoons Operations S.p.A. with Addendum for U.S. Beneficiaries as of the date of this Registration Statement. (c) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, based upon the weighted-average exercise price of the outstanding options or warrants registered under this line item, where such options or warrants were granted at multiple exercise prices across different tranches or grant dates, which is $0.69 per share. The underlying exercise prices for the options registered under this line item were originally denominated in Euros and have been converted into U.S. dollars using the European Central Bank (ECB) EUR/USD reference rate as of July 24, 2026, which was 1.1377.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, with no par value, issuable under the Bending Spoons S.p.A 2022 Share Option Regulations for the Employees of Splice Video Editor S.r.l.
Amount Registered | shares	14,528,412
Proposed Maximum Offering Price per Unit	0.24
Maximum Aggregate Offering Price	$ 3,486,818.88
Fee Rate	0.01381%
Amount of Registration Fee	$ 481.53
Offering Note	(a) See note 1(a) above. (b) Represents 14,528,412 shares of Bending Spoons S.p.A. ordinary shares issuable under the 2022 Share Option Regulations for the Employees of Splice Video Editor S.r.l. as of the date of this Registration Statement. (c) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, based upon the weighted-average exercise price of the outstanding options or warrants registered under this line item, where such options or warrants were granted at multiple exercise prices across different tranches or grant dates, which is $0.24 per share.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, with no par value, issuable under the Bending Spoons S.p.A. 2022 Share Option Regulations for the Directors, Consultants, Collaborators, and Vendors of Splice Video Editor S.r.l.
Amount Registered | shares	34,470
Proposed Maximum Offering Price per Unit	0.18
Maximum Aggregate Offering Price	$ 6,204.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.86
Offering Note	(a) See note 1(a) above. (b) Represents 34,470 shares of Bending Spoons S.p.A. ordinary shares issuable under the 2022 Share Option Regulations for the Directors, Consultants, Collaborators, and Vendors of Splice Video Editor S.r.l. as of the date of this Registration Statement. (c) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, based upon the weighted-average exercise price of the outstanding options or warrants registered under this line item, where such options or warrants were granted at multiple exercise prices across different tranches or grant dates, which is $0.18 per share.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, with no par value, issuable under the Bending Spoons S.p.A. 2023 Share Option Regulations for the Employees of AI Creativity S.r.l.
Amount Registered | shares	2,618,915
Proposed Maximum Offering Price per Unit	0.22
Maximum Aggregate Offering Price	$ 576,161.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 79.57
Offering Note	(a) See note 1(a) above. (b) Represents 2,618,915 shares of Bending Spoons S.p.A. ordinary shares issuable under the 2023 Share Option Regulations for the Employees of AI Creativity S.r.l. as of the date of this Registration Statement. (c) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, based upon the weighted-average exercise price of the outstanding options or warrants registered under this line item, where such options or warrants were granted at multiple exercise prices across different tranches or grant dates, which is $0.22 per share.
Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, with no par value, issuable under the Bending Spoons S.p.A. 2023 Share Option Regulations for the Directors, Consultants, Collaborators, and Vendors of AI Creativity S.r.l.
Amount Registered | shares	256,045
Proposed Maximum Offering Price per Unit	0.33
Maximum Aggregate Offering Price	$ 84,494.85
Fee Rate	0.01381%
Amount of Registration Fee	$ 11.67
Offering Note	(a) See note 1(a) above. (b) Represents 256,045 shares of Bending Spoons S.p.A. ordinary shares issuable under the 2023 Share Option Regulations for the Directors, Consultants, Collaborators, and Vendors of AI Creativity S.r.l. as of the date of this Registration Statement. (c) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, based upon the weighted-average exercise price of the outstanding options or warrants registered under this line item, where such options or warrants were granted at multiple exercise prices across different tranches or grant dates, which is $0.33 per share.
Offering: 11
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, with no par value, issuable under the Bending Spoons S.p.A. 2025 Share Option Regulations for the Employees of Wetransfer B.V. (Italian Branch)
Amount Registered | shares	941,805
Proposed Maximum Offering Price per Unit	0.19
Maximum Aggregate Offering Price	$ 178,942.95
Fee Rate	0.01381%
Amount of Registration Fee	$ 24.71
Offering Note	(a) See note 1(a) above. (b) Represents 941,805 shares of Bending Spoons S.p.A. ordinary shares issuable under the 2025 Share Option Regulations for the Employees of Wetransfer B.V. (Italian Branch) as of the date of this Registration Statement. (c) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, based upon the weighted-average exercise price of the outstanding options or warrants registered under this line item, where such options or warrants were granted at multiple exercise prices across different tranches or grant dates, which is $0.19 per share.
Offering: 12
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, with no par value, issuable under the Bending Spoons S.p.A. 2023 Stock Option Plan for the Employees, Contractors, and Directors of Alight Creative Inc.
Amount Registered | shares	22,700
Proposed Maximum Offering Price per Unit	0.10
Maximum Aggregate Offering Price	$ 2,270.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.31
Offering Note	(a) See note 1(a) above. (b) Represents 22,700 shares of Bending Spoons S.p.A. ordinary shares issuable under the 2023 Stock Option Plan for the Employees, Contractors, and Directors of Alight Creative Inc. as of the date of this Registration Statement. (c) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, based upon the weighted-average exercise price of the outstanding options or warrants registered under this line item, where such options or warrants were granted at multiple exercise prices across different tranches or grant dates, which is $0.10 per share.
Offering: 13
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, with no par value, issuable under the Bending Spoons S.p.A. Warrants November 2024 Terms and Conditions with Addendum for U.S. Beneficiaries
Amount Registered | shares	91,730
Proposed Maximum Offering Price per Unit	1.22
Maximum Aggregate Offering Price	$ 111,910.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 15.45
Offering Note	(a) See note 1(a) above. (b) Represents 91,730 shares of Bending Spoons S.p.A. ordinary shares issuable under the Warrants November 2024 Terms and Conditions with Addendum for U.S. Beneficiaries as of the date of this Registration Statement. (c) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(h) under the Securities Act, based upon the fixed exercise price of the outstanding options or warrants registered under this line item, where all such outstanding options or warrants share a single exercise price, which is $1.22 per share. The underlying exercise price for the warrants registered under this line item was originally denominated in Euros and has been converted into U.S. dollars using the European Central Bank (ECB) EUR/USD reference rate as of July 24, 2026, which was 1.1377.
Offering: 14
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, with no par value, issuable under the Bending Spoons S.p.A. 2026 Equity Compensation Plan
Amount Registered | shares	51,000,000
Proposed Maximum Offering Price per Unit	33.92
Maximum Aggregate Offering Price	$ 1,729,920,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 238,901.95
Offering Note	(a) See note 1(a) above. (b) Represents 51,000,000 shares of Bending Spoons S.p.A. ordinary shares issuable under the Bending Spoons S.p.A. 2026 Equity Compensation Plan. (c) Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(h) and 457(c) under the Securities Act, based upon the average of the high ($34.84) and low ($33.00) reported sale prices per ordinary share on the Nasdaq on July 24, 2026, a date within five business days prior to the filing date of this Registration Statement, which average price was $33.92. Because no awards have been granted under the 2026 Equity Compensation Plan as of the date of this Registration Statement, Rule 457(h)(1) requires that the proposed maximum offering price per unit be calculated pursuant to Rule 457(c), based on the market price of the underlying ordinary shares, which have traded on the Nasdaq since the completion of the Registrant's initial public offering on July 2, 2026.